Schedule of Investments (unaudited)
June 30, 2026
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)	110,719	$ 62,070,179
Boeing Co. (The)(a)(b)	733,499	158,780,528
General Dynamics Corp.	285,225	101,038,104
General Electric Co.	1,146,187	428,364,467
Howmet Aerospace, Inc.	845,294	227,265,745
RTX Corp.	2,846,578	540,081,244
TransDigm Group, Inc.	118,172	157,409,831
		1,675,010,098
Automobiles — 2.1%
Tesla, Inc.(a)	3,687,590	1,551,000,354
Banks — 1.7%
JPMorgan Chase & Co.	3,849,407	1,260,026,393
Beverages — 0.6%
Coca-Cola Co. (The)	3,435,881	279,234,049
Monster Beverage Corp.(a)	1,508,311	144,978,853
		424,212,902
Biotechnology — 1.2%
AbbVie, Inc.	1,717,008	432,067,893
Amgen, Inc.	775,339	280,765,759
Gilead Sciences, Inc.	1,416,426	178,951,261
Incyte Corp.(a)	351,110	39,801,829
		931,586,742
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	10,960,726	2,612,379,435
eBay, Inc.	694,146	77,570,815
		2,689,950,250
Building Products — 0.3%
Allegion PLC	98,742	13,872,263
Johnson Controls International PLC	850,719	124,298,553
Trane Technologies PLC	247,523	121,573,397
		259,744,213
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	913,550	132,108,465
Cboe Global Markets, Inc.	113,151	27,458,353
CME Group, Inc., Class A	428,330	94,588,114
Goldman Sachs Group, Inc. (The)	405,113	409,719,135
Interactive Brokers Group, Inc., Class A	941,148	81,917,522
KKR & Co., Inc., Class A	788,095	72,331,359
Moody’s Corp.	152,356	69,005,080
Morgan Stanley	1,544,841	322,933,563
MSCI, Inc., Class A	79,968	44,785,279
Robinhood Markets, Inc., Class A(a)(b)	1,671,490	167,617,017
S&P Global, Inc.	281,847	114,785,009
		1,537,248,896
Commercial Services & Supplies — 0.0%
Rollins, Inc.	623,119	26,008,987
Communications Equipment — 1.6%
Arista Networks, Inc.(a)	2,181,406	370,577,252
Ciena Corp.(a)(b)	299,036	146,695,100
Cisco Systems, Inc.	4,422,709	519,491,399
Lumentum Holdings, Inc.(a)	164,352	141,023,877
		1,177,787,628
Construction & Engineering — 0.6%
Comfort Systems U.S.A., Inc.	74,251	147,161,769
Security	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.	93,895	$ 77,921,583
Quanta Services, Inc.	316,717	228,048,909
		453,132,261
Consumer Finance — 0.3%
American Express Co.	764,582	258,619,861
Consumer Staples Distribution & Retail — 0.1%
Casey’s General Stores, Inc.	78,077	62,054,819
Electric Utilities — 0.2%
Constellation Energy Corp.	452,508	112,389,412
NRG Energy, Inc.	329,848	48,177,599
		160,567,011
Electrical Equipment — 1.3%
GE Vernova, Inc.	567,707	666,976,246
Rockwell Automation, Inc.	129,299	64,013,349
Vertiv Holdings Co., Class A	811,482	271,700,403
		1,002,689,998
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	2,599,041	458,262,909
Coherent Corp.(a)	413,308	163,037,607
Corning, Inc.	1,143,768	292,152,660
Flex Ltd.(a)	776,118	125,785,444
Jabil, Inc.	135,960	52,409,861
TE Connectivity PLC	425,502	85,785,458
		1,177,433,939
Entertainment — 1.1%
Electronic Arts, Inc.	225,116	46,157,785
Live Nation Entertainment, Inc.(a)(b)	177,894	32,574,170
Netflix, Inc.(a)	8,895,948	635,170,687
Take-Two Interactive Software, Inc.(a)	190,361	47,586,443
TKO Group Holdings, Inc., Class A	133,043	26,782,886
		788,271,971
Financial Services — 4.3%
Apollo Global Management, Inc.	516,421	61,097,769
Berkshire Hathaway, Inc., Class B(a)	3,873,169	1,938,095,036
Mastercard, Inc., Class A	1,142,119	586,592,318
Visa, Inc., Class A	1,928,533	661,660,387
		3,247,445,510
Ground Transportation — 0.4%
Uber Technologies, Inc.(a)(b)	4,300,555	310,328,049
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(a)	2,107,413	89,944,387
Dexcom, Inc.(a)	417,311	28,105,896
Edwards Lifesciences Corp.(a)(b)	559,572	50,618,883
IDEXX Laboratories, Inc.(a)	166,653	87,732,805
Insulet Corp.(a)	146,330	22,278,743
Intuitive Surgical, Inc.(a)	748,228	297,555,311
ResMed, Inc.	168,546	32,846,244
STERIS PLC	104,312	21,964,978
Stryker Corp.	306,142	96,385,747
		727,432,994
Health Care Providers & Services — 0.2%
HCA Healthcare, Inc.	328,065	127,909,263
Health Care REITs — 0.5%
Ventas, Inc.	525,714	46,683,403
Welltower, Inc.	1,491,338	338,488,986
		385,172,389

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	196,662	$ 34,901,605
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	414,987	59,384,640
Booking Holdings, Inc.	1,637,097	291,796,169
Carnival Corp. Ltd.	2,717,813	77,647,918
DoorDash, Inc., Class A(a)	799,478	147,527,675
Expedia Group, Inc.	241,899	61,897,116
Hilton Worldwide Holdings, Inc.	480,944	158,932,754
Las Vegas Sands Corp.	629,944	29,097,113
Marriott International, Inc., Class A	462,375	171,351,551
McDonald’s Corp.	660,470	178,531,646
Norwegian Cruise Line Holdings Ltd.(a)(b)	542,107	11,443,879
Royal Caribbean Cruises Ltd.	526,938	167,318,623
Wynn Resorts Ltd.	179,192	17,397,751
Yum! Brands, Inc.	285,326	45,612,215
		1,417,939,050
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	669,602	106,218,965
Insurance — 0.3%
Cincinnati Financial Corp.	192,819	35,698,510
Progressive Corp. (The)	691,314	151,017,543
W R Berkley Corp.	354,152	24,978,341
		211,694,394
Interactive Media & Services — 14.1%
Alphabet, Inc., Class A	12,387,882	4,427,057,390
Alphabet, Inc., Class C, NVS	9,985,229	3,528,080,963
Meta Platforms, Inc., Class A	4,638,367	2,612,745,747
		10,567,884,100
IT Services — 0.4%
International Business Machines Corp.	1,032,011	290,211,813
VeriSign, Inc.	173,028	43,526,924
		333,738,737
Life Sciences Tools & Services — 0.0%
Mettler-Toledo International, Inc.(a)	20,326	25,966,668
Machinery — 1.8%
Caterpillar, Inc.	973,077	1,036,229,697
Cummins, Inc.	195,321	139,304,891
Parker-Hannifin Corp.	149,178	145,913,985
		1,321,448,573
Media — 0.1%
EchoStar Corp., Class A(a)(b)	286,222	29,051,533
Fox Corp., Class A, NVS	281,655	14,691,125
Fox Corp., Class B	198,633	9,303,970
		53,046,628
Metals & Mining — 0.3%
Newmont Corp.	2,255,412	210,655,481
Pharmaceuticals — 3.7%
Eli Lilly & Co.	1,671,232	2,004,525,798
Johnson & Johnson	3,000,506	762,038,509
		2,766,564,307
Professional Services — 0.0%
Verisk Analytics, Inc.	146,703	26,337,590
Retail REITs — 0.1%
Simon Property Group, Inc.	280,893	62,821,719
Semiconductors & Semiconductor Equipment — 30.0%
Advanced Micro Devices, Inc.(a)	3,444,882	2,001,166,403
Applied Materials, Inc.	1,676,618	1,212,194,814
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	10,002,698	$ 3,778,519,169
First Solar, Inc.(a)	227,526	53,687,035
KLA Corp.	2,759,714	832,633,311
Lam Research Corp.	2,642,007	1,144,860,893
Marvell Technology, Inc.	868,659	258,764,830
Micron Technology, Inc.	2,382,508	2,750,105,159
Monolithic Power Systems, Inc.	103,406	142,944,318
NVIDIA Corp.	51,169,577	10,238,520,662
Teradyne, Inc.	191,826	92,813,092
		22,506,209,686
Software — 11.3%
AppLovin Corp., Class A(a)	568,399	292,856,217
Autodesk, Inc.(a)	258,729	50,302,092
Cadence Design Systems, Inc.(a)(b)	367,100	137,779,972
Crowdstrike Holdings, Inc., Class A(a)	537,737	410,368,614
Datadog, Inc., Class A(a)	698,914	181,969,249
Fair Isaac Corp.(a)(b)	24,002	28,677,110
Fortinet, Inc.(a)	828,876	127,331,931
Intuit, Inc.	327,180	85,393,980
Microsoft Corp.	15,693,666	5,854,051,291
Oracle Corp.	1,864,141	273,189,864
Palantir Technologies, Inc., Class A(a)(b)	4,850,764	565,938,636
Palo Alto Networks, Inc.(a)	960,774	327,643,149
ServiceNow, Inc.(a)	1,329,078	131,950,864
Workday, Inc., Class A(a)(b)	189,363	23,181,818
		8,490,634,787
Specialty Retail — 0.8%
AutoZone, Inc.(a)	22,625	72,308,143
Carvana Co., Class A(a)	766,750	50,467,485
O’Reilly Automotive, Inc.(a)	1,750,814	161,232,461
Ross Stores, Inc.	326,681	69,534,051
TJX Cos., Inc. (The)	1,284,915	194,664,622
Ulta Beauty, Inc.(a)	92,025	41,501,435
		589,708,197
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	15,514,591	4,489,302,052
Sandisk Corp.(a)	312,897	711,443,296
Seagate Technology Holdings PLC	303,173	292,561,945
		5,493,307,293
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., Class A	82,239	33,011,557
Tapestry, Inc.	426,845	62,481,571
		95,493,128
Tobacco — 0.4%
Philip Morris International, Inc.	1,843,903	333,580,492
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	74,121	83,970,940
Total Long-Term Investments — 99.9% (Cost: $44,092,482,054)		74,965,756,868

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	121,503,324	$ 121,539,775
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	58,596,930	58,596,930
Total Short-Term Securities — 0.3% (Cost: $180,132,243)		180,136,705
Total Investments — 100.2% (Cost: $44,272,614,297)		75,145,893,573
Liabilities in Excess of Other Assets — (0.2)%		(118,468,858)
Net Assets — 100.0%		$ 75,027,424,715

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 58,658,637	$ 62,870,328 (a)	$ —	$ 14,526	$ (3,716)	$ 121,539,775	121,503,324	$ 34,085 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	60,916,203	—	(2,319,273)(a)	—	—	58,596,930	58,596,930	283,969	—
				$ 14,526	$ (3,716)	$ 180,136,705		$ 318,054	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	183	09/18/26	$ 46,175	$ 666,003

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 500 Growth ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 74,965,756,868	$ —	$ —	$ 74,965,756,868
Short-Term Securities
Money Market Funds	180,136,705	—	—	180,136,705
	$ 75,145,893,573	$ —	$ —	$ 75,145,893,573
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 666,003	$ —	$ —	$ 666,003

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust